CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Oct. 31, 2012
Condensed Financial Information Tables
Schedule of condensed financial information

Condensed financial information of Blue Ridge and its subsidiaries and Big Boulder and its subsidiaries, at October 31, 2012, 2011 and 2010 and for each of the years then ended is as follows:

	Blue Ridge and Subsidiaries
	10/31/12	10/31/11	10/31/10
FINANCIAL POSITION:
Total assets	$40,725,247	$51,526,111	$54,244,597
Total liabilities	24,077,895	33,108,155	33,548,251
Shareholders' equity	16,647,352	18,417,956	20,696,346
OPERATIONS:
Revenues	3,988,091	3,409,638	3,805,407
Loss from continuing operations before taxes	(2,194,921)	(2,589,152)	(5,363,189)
Credit for income taxes from continuing operations	(1,143,000)	(876,000)	(1,982,000)
Net loss	($1,095,751)	($1,709,510)	($3,156,971)

	Big Boulder and Subsidiaries
	10/31/12	10/31/11	10/31/10
FINANCIAL POSITION:
Total assets	$9,846,245	$13,579,598	$16,012,793
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)	(1,326,848)	2,243,617	3,911,556
Shareholders' equity	11,173,093	11,335,981	12,101,237
OPERATIONS:
Revenues	3,141,617	2,269,508	1,608,872
Loss from continuing operations before taxes	(291,991)	(1,325,388)	(635,570)
Credit for income taxes from continuing operations	(129,000)	(451,000)	(201,000)
Net loss	($162,883)	($765,255)	($252,109)